Trade and other receivables	9 Months Ended
May 31, 2026
Trade and other receivables
Trade and other receivables

6. Trade and other receivables

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Trade receivables	373,034	424,686
Sales taxes receivable	79,950	52,518
Other receivables	20,611	5,980
	473,595	483,184

Trade receivables disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at May 31, 2026, trade receivables of $373,034 [August 31, 2025 – $424,686] were past due but not impaired. They relate to customers with no default history.

The aging analysis of these receivables is as follows:

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
0 – 30	108,090	83,975
31 – 60	69,780	42,775
61 – 90	34,759	—
91 and over	160,405	297,936
	373,034	424,686

There were no movements in the allowance for expected credit losses for the three-month and nine-month periods ended May 31, 2026 and the year ended August 31, 2025.